employee benefits expense (Tables)	12 Months Ended
Dec. 31, 2020
employee benefits expense
Schedule of employee benefit expenses

Years ended December 31 (millions)	Note	2020	2019
Employee benefits expense – gross
Wages and salaries [1]		$3,668	$3,017
Share-based compensation	14	173	147
Pensions – defined benefit	15(b)	102	78
Pensions – defined contribution	15(f)	94	92
Restructuring costs	16(a)	49	63
Employee health and other benefits		190	184
		4,276	3,581
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(74)	(54)
Amortized		55	48
Contract fulfilment costs	20
Capitalized		(2)	(3)
Amortized		4	4
Property, plant and equipment		(350)	(351)
Intangible assets subject to amortization		(208)	(191)
		(575)	(547)
		$3,701	$3,034
1	For the year ended December 31, 2020, wages and salaries are net of Canada Emergency Wage Subsidy program amounts.